Acquisition of Alternative Solutions, LLC (Details) - Schedule of Business Acquisitions, by Acquisition - Oasis Acquisition [Member] - USD ($)			3 Months Ended
	Jun. 27, 2018	Feb. 28, 2018	Aug. 31, 2018
Business Acquisition [Line Items]
Initial purchase price	$ 5,995,543	$ 6,200,000	$ 2,050,000
Cash paid in connection with transaction			5,995,543
Note payable			3,810,820
Contingent consideration			678,111
Common stock			15,441,176
Total purchase price	$ 27,975,650		27,975,650
Net tangible assets			595,151
Intangible assets			1,637,600
Goodwill			25,742,899
Total purchase price			$ 27,975,650